Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-11
Amendment Flag	false
Entity Registrant Name	Starwood Real Estate Income Trust, Inc.
Entity Central Index Key	0001711929
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true